Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,056,794.78

Principal:
Principal Collections	$13,611,975.58
Prepayments in Full	$5,237,345.89
Liquidation Proceeds	$202,325.64
Recoveries	$57,797.48
Sub Total	$19,109,444.59
Collections	$20,166,239.37

Purchase Amounts:
Purchase Amounts Related to Principal	$166,182.55
Purchase Amounts Related to Interest	$525.81
Sub Total	$166,708.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,332,947.73

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,332,947.73
Servicing Fee	$278,037.78	$278,037.78	$0.00	$0.00	$20,054,909.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,054,909.95
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,054,909.95
Interest - Class A-3 Notes	$48,656.72	$48,656.72	$0.00	$0.00	$20,006,253.23
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$19,859,214.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,859,214.73
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$19,791,740.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,791,740.98
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$19,741,755.15
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,741,755.15
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$19,678,615.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,678,615.15
Regular Principal Payment	$18,563,206.54	$18,563,206.54	$0.00	$0.00	$1,115,408.61
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,115,408.61
Residual Released to Depositor	$0.00	$1,115,408.61	$0.00	$0.00	$0.00
Total		$20,332,947.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,563,206.54
Total					$18,563,206.54
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,563,206.54	$39.09	$48,656.72	$0.10	$18,611,863.26	$39.19
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$18,563,206.54	$11.53	$376,294.80	$0.23	$18,939,501.34	$11.76

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$73,908,935.88	0.1556305	$55,345,729.34	0.1165419
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$321,178,935.88	0.1994813	$302,615,729.34	0.1879519

Pool Information
Weighted Average APR	3.921%	3.928%
Weighted Average Remaining Term	27.68	26.91
Number of Receivables Outstanding	29,266	28,348
Pool Balance	$333,645,339.05	$314,156,132.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$321,178,935.88	$302,615,729.34
Pool Factor	0.2026764	0.1908375

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$11,540,402.90
Targeted Overcollateralization Amount	$11,540,402.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,540,402.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		106	$271,377.15
(Recoveries)		111	$57,797.48
Net Loss for Current Collection Period			$213,579.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7682%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3924%
Second Preceding Collection Period			0.5762%
Preceding Collection Period			0.6885%
Current Collection Period			0.7913%
Four Month Average (Current and Preceding Three Collection Periods)			0.6121%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,404	$9,651,709.41
(Cumulative Recoveries)			$1,416,449.26
Cumulative Net Loss for All Collection Periods			$8,235,260.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5003%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,191.58
Average Net Loss for Receivables that have experienced a Realized Loss			$1,869.95

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.58%	536	$8,099,688.71
61-90 Days Delinquent	0.23%	49	$716,654.55
91-120 Days Delinquent	0.05%	10	$162,040.19
Over 120 Days Delinquent	0.33%	54	$1,037,707.44
Total Delinquent Receivables	3.19%	649	$10,016,090.89

Repossession Inventory:
Repossessed in the Current Collection Period		19	$256,771.48
Total Repossessed Inventory		28	$448,439.22

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3791%
Preceding Collection Period			0.3656%
Current Collection Period			0.3986%
Three Month Average			0.3811%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer